Discontinued operations	12 Months Ended
Jun. 30, 2021
Discontinued operations
Discontinued operations

9   Discontinued operations

On May 14, 2021, the PRC State Council announced the issuance of the Implementation Regulations of the People’s Republic of China on the Law Regarding the Promotion of Private Education (the “Implementation Rules”), which became effective on September 1, 2021. The Implementation Rules prohibit social organizations and individuals from controlling a private school that provides compulsory education by means of merger, acquisition, contractual arrangements, etc., and a private school providing compulsory education is prohibited from conducting transactions with its related parties. As stated in note 1, the Group has considered that it lost control over affiliated entities providing compulsory education as from September 1, 2021.

Further, the Group has considered the ancillary nature of the activities and the insignificance of the costs related to the K9 compulsory education business while the related schools were closed between June 30, 2021 and date of loss of control of September 1, 2021. The Group has determined that, in substance, it has ceased all revenue-generating activities related to that business and has discontinued that business by June 30, 2021. As K9 compulsory education business represents an operating segment and a separate major line of business of the Group, the Group has presented the results of K-9 compulsory education business as discontinued operations. The comparative

Consolidated Statements of Profit or Loss and Other Comprehensive Income have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations are set out below:

	2019	2020	2021
	RMB	RMB	RMB

Revenue	490,542	489,699	618,653
Cost of revenue	(437,393)	(445,286)	(582,755)

Gross profit	53,149	44,413	35,898
Other income, net	4,650	6,571	6,096
Selling expenses	(13,990)	(14,107)	(14,509)
Administrative expenses	(28,900)	(20,424)	(23,907)
Impairment loss on property and equipment	—	—	(174,026)
Impairment loss on intangible assets and goodwill	—	—	(78,233)

Operating profit	14,909	16,453	(248,681)
Finance income	8,357	9,122	7,391
Finance costs	(208)	(1,370)	(433)

Net finance income	8,149	7,752	6,958

Profit/(loss) before tax	23,058	24,205	(241,723)
Income tax expenses	—	—	(1,614)
Profit/(loss) from the discontinued operations, net of tax	23,058	24,205	(243,337)

Upon the release of the Implementation Rules, the Group identified impairment indicators relating to the non-financial long-term assets associated with the cash generating units (the “CGUs”) relating to the affiliated entities providing compulsory education, considering the impending loss of control and the uncertainties associated with the ability to recover from the net assets arising from the impact of the Implementation Rules. The Group performed an impairment assessment on these non-financial long-term assets as at June 30, 2021, which included property and equipment, right-of-use assets, and intangible assets and goodwill relating to the affiliated entities providing compulsory education. The estimates of the recoverable amounts of the CGUs were based on the fair values less costs of disposal of the respective CGUs, taking into consideration of the asset-specific sale restrictions and uncertainties under the relevant laws and regulations, the relevant publicly available information, replacement cost, remaining useful lives, newness rates and early-termination clauses in leases. A cost approach has been applied as no comparable market transactions have been identified and estimates of future income from the CGUs are not readily available given the significant uncertainties over profitability under the new regulatory regime.

The fair values on which the recoverable amounts are based on are categorized as level 3 fair value measurement. Based on the result of the assessment, impairment losses of RMB174,026 and RMB78,233 (FY2020: nil and nil) have been recognized against the carrying amounts of property and equipment, and intangible assets and goodwill, respectively. Nil impairment loss has been recognized against the carrying amount of right-of-use assets (FY2020: nil).

The condensed cash flows of these affiliated entities were as follows:

	2019	2020	2021
	RMB	RMB	RMB

Net cash generated from operating activities	324,206	190,049	118,311
Net cash used in investing activities	(229,228)	(389,915)	(48,770)
Net cash generated from / (used in) financing activities	6,000	12,421	(74,258)